Prepaid expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Prepaid expenses
Prepaid hosting fees and software licenses	$ 5,155	$ 14,421
Prepaid rent	2,550	3,015
Prepaid insurance	1,064	1,627
Advance payments to the Group's partners for online payment services	364	1,155
Prepaid insurance and other goods and services	$ 337	$ 1,116